Finance Income - Summary of Finance Income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Finance Income [Abstract]
Interest income from banks deposits	€ 648	€ 538	€ 352
Income from financial discounts	8	18	17
Interest income on loans to associates		10	20
Other financial income	96	57	295
Gain from the sale of an associate		12,258
Foreign currency exchange rate gains	19,995	7,588	11,585
Derivatives revaluation	3,551	950	2,007
Other fair value adjustments	752	290	650
Total finance income	€ 25,050	€ 21,709	€ 14,926